Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Trade and Other Receivables

	2025	2024	2023
	AUD$	AUD$	AUD$

CURRENT
Trade receivables-Related parties (refer note 25(c))	44,387	-	1,226,945
Trade receivables, net (1)	5,285,794	4,470,101	3,210,308
Total current trade and other receivables	5,330,181	4,470,101	4,437,253

(1)	Trade receivables are presented net of an allowance of AUD$169,148, AUD$138,000, and AUD$380,604 at June 30, 2025, 2024, and 2023, respectively.

Schedule of Expected Credit Losses on Trade Receivables

The table below presents the expected credit losses on trade receivables for the year ended June 30, 2025:

	Current sales	30 days	60 days	90 days	Total
Balance as at reporting date (AUD)	$4,145,657	$763,313	$263,838	$282,133	$5,454,943
Expected loss rate	1.94%	5.5%	8.25%	8.16%
ECL allowance (AUD)	$82,377	$41,982	$21,767	$23,022	$169,148